Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended
	Jun. 05, 2013	May 13, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 Person	Dec. 31, 2011	Dec. 31, 2012 Series C [Member]	Apr. 30, 2012 Series C [Member] Beneficial Owner [Member]	Apr. 02, 2012 Series C [Member] Beneficial Owner [Member]	Dec. 31, 2012 Series A [Member]	Sep. 30, 2013 Series A [Member]	Dec. 31, 2012 Series B [Member]	Sep. 30, 2013 Series B [Member]
Temporary Equity [Line Items]
Exchange ratio of Convertible preferred stock to common stock	One-for-three						One-for-three			One-for-three		One-for-three
Redeemable convertible preferred stock, issued			0		61,899,165	52,095,243		9,803,922	9,803,922
Redeemable convertible preferred stock issued, price per share								$ 2.55
Redeemable convertible preferred stock issued, gross proceeds								$ 25,000,000
Redeemable convertible preferred stock issued, premium price per share								$ 0.31
Redeemable convertible preferred stock issued, premium value								3,000,000
Redeemable convertible preferred stock issued, value								22,000,000
Accretion of redeemable convertible preferred stock , value			264,000	326,000	486,000	45,000
Convertible preferred stock, conversion price							$ 7.65			$ 3.00		$ 3.15
Minimum common stock Public offering price per share for preferred stock to automatically convert into common stock			$ 30.60
Minimum proceeds from common stock public offering required for Preferred Stock to automatically convert into common stock			50,000,000
Minimum percentage of outstanding preferred stock holders electing to vote as single class for preferred stock to automatically convert into common stock			50.10%
Preferred stock automatic conversion basis			Each share of Preferred Stock was convertible, without the payment of additional consideration and at the option of the holder, into the number of shares of common stock determined by dividing the respective Original Issue Price for such series of Preferred Stock by the applicable conversion price then in effect for such series of Preferred Stock. As of December 31, 2012, the conversion prices of the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock were $3.00, $3.15 and $7.65, respectively, resulting in a one-for-three exchange ratio for each series of Preferred Stock. The conversion prices for each series of Preferred Stock were subject to adjustment in the event of certain dilutive issuances of common stock or common stock equivalents in which such issuances are made without consideration or for consideration less than the pre-issuance conversion prices of the Preferred Stock, and, in such a case, the conversion prices were to be adjusted in proportion to the amount by which the consideration received for such dilutive issuance was less than the respective pre-issuance conversion prices. The dilutive issuances which could trigger such an adjustment excluded issuances of common stock or common stock equivalents effected (i) as a dividend, distribution or stock split, (ii) under the Company’s equity compensation plans or like arrangements, (iii) as a result of a qualified public offering, as defined, or in an initial public offering in which all shares of Preferred Stock would convert to common stock, as well as (iv) in contemplation of transactions or arrangements approved by the Board of Directors or holders of the Preferred Stock, as applicable. All shares of Preferred Stock were automatically convertible into common stock upon the earlier of (i) the closing of an underwritten public offering in which the public offering price was at least $30.60 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock) and the net proceeds raised equaled or exceeded $50.0 million or (ii) the election of the holders of at least 50.1% of the outstanding shares of Preferred Stock, voting together as a single class on an as-converted to common stock basis.
Reverse stock split of common stock		0.3333
Number of board directors holders of preferred stock can elect					5
Dividends declared					$ 0
Preferred Stock, Liquidation Preference Per Share											$ 3.00		$ 3.15